Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Lessee Lease Disclosure [Line Items]
Operating lease assets	[1]	$ 415	$ 506
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Deferred Charges Regulatory Assets And Other Assets Noncurrent	Deferred Charges Regulatory Assets And Other Assets Noncurrent
Finance lease assets	[2]	$ 144	$ 144
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, plant and equipment	Property, plant and equipment
Total lease assets		$ 559	$ 650
Operating lease liabilities	[3]	$ 39	$ 44
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other	Other
Finance lease liabilities	[4]	$ 46	$ 36
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Securities due within one year	Securities due within one year
Total lease liabilities - current		$ 85	$ 80
Operating lease liabilities	[5]	$ 514	$ 464
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Deferred Credits and Other Liabilities	Deferred Credits and Other Liabilities
Finance lease liabilities	[6]	$ 104	$ 112
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other	Other
Total lease liabilities - noncurrent		$ 618	$ 576
Total lease liabilities		703	656
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating lease assets	[1]	$ 294	$ 256
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Deferred Charges Regulatory Assets And Other Assets Noncurrent	Deferred Charges Regulatory Assets And Other Assets Noncurrent
Finance lease assets	[2]	$ 82	$ 71
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, plant and equipment	Property, plant and equipment
Total lease assets		$ 376	$ 327
Operating lease liabilities	[3]	$ 21	$ 25
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other	Other
Finance lease liabilities	[4]	$ 17	$ 13
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Securities due within one year	Securities due within one year
Total lease liabilities - current		$ 38	$ 38
Operating lease liabilities	[5]	$ 273	$ 227
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Deferred Credits and Other Liabilities	Deferred Credits and Other Liabilities
Finance lease liabilities	[6]	$ 65	$ 57
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other	Other
Total lease liabilities - noncurrent		$ 338	$ 284
Total lease liabilities		$ 376	$ 322

[1]	Dominion Energy includes $394 million and $479 million at December 31, 2022 and 2021, respectively, in other deferred charges and other assets, with the remaining balance in noncurrent assets held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred charges and other assets in its Consolidated Balance Sheets.
[2]	Dominion Energy includes $127 million and $129 million at December 31, 2022 and 2021, respectively, in property, plant and equipment in its Consolidated Balance Sheets, net of $106 million and $77 million at December 31, 2022 and 2021, respectively, of accumulated amortization, with the remaining balance in noncurrent assets held for sale. Virginia Power's balances are included in property, plant and equipment in its Consolidated Balance Sheets, net of $33 million and $18 million at December 31, 2022 and 2021, respectively, of accumulated amortization.
[3]	Dominion Energy includes $34 million and $38 million at December 31, 2022 and 2021, respectively, in other current liabilities, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are in other current liabilities in its Consolidated Balance Sheets.
[4]	Dominion Energy includes $42 million and $33 million at December 31, 2022 and 2021, respectively, in securities due within one year, with the remaining balance in current liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in securities due within one year in its Consolidated Balance Sheets.
[5]	Dominion Energy includes $494 million and $439 million at December 31, 2022 and 2021, respectively, in other deferred credits and other liabilities, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other deferred credits and other liabilities in its Consolidated Balance Sheets.
[6]	Dominion Energy includes $91 million and $100 million at December 31, 2022 and 2021, respectively, in other long-term debt, with the remaining balance in noncurrent liabilities held for sale, in its Consolidated Balance Sheets. Virginia Power's balances are included in other long-term debt in its Consolidated Balance Sheets.